Long-term investment	6 Months Ended
Sep. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Long-term investment

9. Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2023	—	14,296,824	14,296,824
Investments made	—	—	—
Share gain (loss) from equity investments	(6,526)	938,485	931,959
Impairment	6,472	—	6,472
Foreign currency translation adjustments	54	(621,251)	(621,197)
Balance as of September 30, 2023	—	14,614,058	14,614,058

Investment-1: In August 2021, the Group entered an agreement with Fu Zhi Zhong He (Beijing) Health Technology Co., Ltd., Changsha Tangshi Yipai Medical Technology Co., Ltd., and Yaping Zhou to establish a joint venture of Hunan Medical Star Technology Co., Ltd. (“Medical Star”) in China to develop the learning platform of traditional Chinese medical science and cultivate a group of talents with integrated traditional Chinese and Western medicine knowledge. The Group invested in Medical Star through purchase of its ordinary shares, with a total cash consideration of $278,559 (RMB2,000,000) to obtain 20% shareholding interests.

Medical Star has 7 directors on its board. According to the agreement, the Company has the right to appoint 3 directors to the board of Medical Star, thus it has 43% voting power in the investee and has a significant influence over the operating and financial policies of Medical Star.

The Company incurred a loss of $6,526 from Medical Star for the six months ended September 30, 2023, due to Medical Star had a net loss for the six months ended September 30, 2023. Since the depression of the macroeconomy, the Company predicted that Medical Star would keep the status of loss and will not be able to obtain additional financing in the next year. Thus, the Company recognized the full impairment over Investment.

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% equity ownership of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), with a total consideration of $13,094,015 (RMB94,012,410).

Fujian Fishery has 5 directors on its board. According to the shareholders’ minutes, the Company has the right to appoint 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

The Company incurred a gain of $938,485 from Fujian Fishery for the six months ended September 30, 2023, due to Fujian Fisher had a net income for the six months ended September 30, 2023. There’s no impairment indicator, thus the Company didn’t recognize any impairment over Investment 2.